Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000244754
Shareholder Report [Line Items]
Fund Name	Brookstone Active ETF
Trading Symbol	BAMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-active-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,566,782
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 239,154
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,566,782 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$239,154 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	33.0%
Equity	65.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	23.9%
SPDR Portfolio S&P 500 ETF	21.9%
SPDR Portfolio S&P 500 Value ETF	19.5%
SPDR Portfolio Aggregate Bond ETF	16.7%
iShares 0-3 Month Treasury Bond ETF	16.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244755
Shareholder Report [Line Items]
Fund Name	Brookstone Dividend Stock ETF
Trading Symbol	BAMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-dividend-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,956,045
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 581,357
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,956,045 Number of Portfolio Holdings30 Advisory Fee (net of recoupments)$581,357 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	2.5%
Industrials	2.9%
Health Care	3.4%
Consumer Discretionary	3.7%
Materials	5.9%
Communications	7.0%
Energy	7.4%
Real Estate	13.6%
Financials	16.3%
Consumer Staples	16.5%
Utilities	20.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinder Morgan, Inc.	4.2%
Huntington Bancshares, Inc.	3.8%
Altria Group, Inc.	3.8%
Crown Castle International Corp.	3.8%
Ford Motor Company	3.7%
WEC Energy Group, Inc.	3.6%
AT&T, Inc.	3.5%
Eversource Energy	3.5%
Kimberly-Clark Corporation	3.5%
Duke Energy Corporation	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244756
Shareholder Report [Line Items]
Fund Name	Brookstone Growth Stock ETF
Trading Symbol	BAMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-growth-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 106,297,735
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 628,441
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,297,735 Number of Portfolio Holdings30 Advisory Fee (net of recoupments)$628,441 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Consumer Staples	3.3%
Health Care	5.8%
Financials	7.1%
Industrials	9.9%
Communications	12.9%
Consumer Discretionary	13.4%
Technology	46.7%

Largest Holdings [Text Block]
Holding Name	% of Net Assets
Intuit, Inc.	4.1%
CME Group, Inc.	3.9%
Microsoft Corporation	3.8%
Tesla, Inc.	3.8%
Uber Technologies, Inc.	3.7%
NVIDIA Corporation	3.7%
ServiceNow, Inc.	3.5%
Visa, Inc., Class A	3.5%
Autodesk, Inc.	3.4%
McDonald's Corporation	3.4%

C000244757
Shareholder Report [Line Items]
Fund Name	Brookstone Intermediate Bond ETF
Trading Symbol	BAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-intermediate-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Distribution of Capital [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

AssetsNet	$ 63,010,752
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 388,724
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,010,752 Number of Portfolio Holdings6 Advisory Fee (net of recoupments)$388,724 Portfolio Turnover56%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 3-7 Year Treasury Bond ETF	20.0%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	19.8%
iShares iBonds Dec 2031 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.2%
iShares iBonds Dec 2033 Term Treasury ETF	13.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244758
Shareholder Report [Line Items]
Fund Name	Brookstone Opportunities ETF
Trading Symbol	BAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-opportunities-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,898,831
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 219,569
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,898,831 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$219,569 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Fixed Income	42.0%
Equity	55.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	26.4%
SPDR Dow Jones Industrial Average ETF	24.5%
iShares 0-3 Month Treasury Bond ETF	21.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	21.0%
Invesco Nasdaq 100 ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244759
Shareholder Report [Line Items]
Fund Name	Brookstone Ultra-Short Bond ETF
Trading Symbol	BAMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-ultra-short-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,851,670
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 450,770
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,851,670 Number of Portfolio Holdings5 Advisory Fee (net of recoupments)$450,770 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2025 Term Treasury ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244760
Shareholder Report [Line Items]
Fund Name	Brookstone Value Stock ETF
Trading Symbol	BAMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-value-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,982,232
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 558,270
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$94,982,232 Number of Portfolio Holdings30 Advisory Fee (net of recoupments)$558,270 Portfolio Turnover71%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Consumer Discretionary	2.6%
Communications	3.5%
Real Estate	3.7%
Energy	6.2%
Financials	7.3%
Consumer Staples	9.9%
Industrials	17.6%
Health Care	21.1%
Technology	27.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Boeing Company (The)	4.0%
Fidelity National Information Services, Inc.	3.9%
Charles Schwab Corporation (The)	3.8%
General Dynamics Corporation	3.7%
Lockheed Martin Corporation, B	3.7%
Advanced Micro Devices, Inc.	3.6%
Equifax, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
Kenvue, Inc.	3.5%
Walt Disney Company (The)	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244761
Shareholder Report [Line Items]
Fund Name	Brookstone Yield ETF
Trading Symbol	BAMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,942,057
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 218,132
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,942,057 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$218,132 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	19.8%
Equity	80.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Nasdaq Equity Premium Income ETF	20.7%
JPMorgan Equity Premium Income ETF	19.9%
Global X Nasdaq 100 Covered Call ETF	19.8%
Eldridge BBB-B CLO ETF	19.8%
Global X S&P 500 Covered Call ETF	19.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.